Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 20,410,983	$ 19,662,937	$ 622,476
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in investing activities
Operating Location	R.O.C.
Investments in associates before deferred gain on transfer of land	$ 10,317,044	$ 10,250,888	314,640
Percentages of ownership held by the Group	27.94%	27.94%
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the packaging and testing of semiconductors
Operating Location	R.O.C.
Investments in associates before deferred gain on transfer of land	$ 2,941,982	$ 2,786,339	89,722
Percentages of ownership held by the Group	10.85%	10.85%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Operating Location	R.O.C.
Investments in associates before deferred gain on transfer of land	$ 2,412,818	$ 2,035,230	73,584
Percentages of ownership held by the Group	26.22%	26.22%
M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Investment company
Operating Location	Singapore
Investments in associates before deferred gain on transfer of land	$ 2,325,475	$ 2,072,314	70,920
Percentages of ownership held by the Group	42.23%	42.23%
MACHVISION Inc [Member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the manufacturing and trading of non-contact optical inspection equipment
Operating Location	R.O.C.
Investments in associates before deferred gain on transfer of land	$ 2,055,590	$ 2,123,368	62,690
Percentages of ownership held by the Group	23.08%	23.08%
CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Main Business	Fabless substrate design house
Operating Location	U.S.A.
Percentages of ownership held by the Group	18.74%	19.43%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	27.31%	27.31%
QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business
Operating Location	China
Percentages of ownership held by the Group	6.67%	6.67%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Holding company with group engaged in the development of wafer level packaging
Operating Location	U.S.A.
Percentages of ownership held by the Group	17.84%	17.84%
Goodcare Holdings Inc [Member]
Disclosure of associates and joint ventures [line items]
Main Business	Holding company, engaged in operation investment, long-term care and home services business
Operating Location	R.O.C.
Percentages of ownership held by the Group	49.00%	49.00%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 20,327,885	$ 19,595,234	619,942
Cost [member] | CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	255,384	248,209	7,788
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	(83,098)	(67,703)	(2,534)
Cost [member] | QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	17,798	72,421	543
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	58,100	53,357	1,772
Cost [member] | Goodcare Holdings Inc [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	26,792	20,811	817
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 83,098	$ 67,703	$ 2,534